SEC. File Nos. 33-12447
                                                811-5104

               SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-1A
                      Registration Statement
                               Under
                    the Securities Act of 1933

                  Post-Effective Amendment No. 14
                               and
                     Registration Statement
                              Under
                The Investment Company Act of 1940
                          Amendment No. 15

                   CAPITAL WORLD BOND FUND, INC.
         (Exact Name of Registrant as specified in charter)
                       333 South Hope Street
                    Los Angeles, California 90071
                (Address of principal executive offices)

          Registrant's telephone number, including area code:
                           (213) 486-9200


                          JULIE F. WILLIAMS
                         333 South Hope Street
                      Los Angeles, California 90071
                 (name and address of agent for service)


                                Copies to:
                          ROBERT E. CARLSON, ESQ.
                  PAUL, HASTINGS, JANOFSKY & WALKER LLP
                            555 S. Flower Street
                         Los Angeles, CA 90071-2371
                        (Counsel for the Registrant)


        The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
       On November 19, 1996, it filed its 24f-2 notice for fiscal 1996.

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on February 1, 1997, pursuant to paragraph (a) of rule 485.

                        CAPITAL WORLD BOND FUND, INC.
                            CROSS REFERENCE SHEET

Item Number of
Part "A" of Form N-1A                             Captions in Prospectus (Part "A")

1.        Cover Page                              Cover Page
2.        Synopsis                                 Expenses
3.        Condensed Financial Information         Financial Highlights; Investment Results
4.        General Description of Registrant       Investment Policies and Risks
5.        Management of the Fund                  Financial Highlights
6.        Capital Stock and Other Securities      Investment Policies and Risks;
                                                  Securities and Investment Techniques;
                                                  Fund Organization and Management;
                                                  Dividends, Distributions and Taxes
7.        Purchase of Securities Being Offered    Purchasing Shares; Other Important Things to Remember
8.        Redemption or Repurchase                Selling Shares
9.        Legal Proceedings                       N/A

Item Number of                                       Captions in Statement of
Part "B" of Form N-1A                                Additional Information (Part "B")
10.       Cover Page                                 Cover
11.       Table of Contents                          Table of Contents
12.       General Information and History            N/A
13.       Investment Objectives and Policies         Description of Securities and Investment Techniques;
                                                     Investment Restrictions
14.       Management of the Registrant               Fund Officers and Directors
15.       Control Persons and Principal Holders      Fund Officers and Directors
16.       Investment Advisory and Other Services     Fund Officers and Directors; Management;
                                                     General Information
17.       Brokerage Allocation and Other Practices   Execution of Portfolio Transactions
18.       Capital Stock and Other Securities         None
19.       Purchase, Redemption and Pricing of        Purchase of Shares; Shareholder
          Securities Being Offered                   Account Services and Privileges
20.       Tax Status                                 Dividends, Distributions and Federal Taxes
21.       Underwriter                                Management -- Principal Underwriter
22.       Calculation of Performance Data            Investment Results
23.       Financial Statements                       Financial Statements

   Item in Part "C"
24.       Financial Statements and Exhibits
25.       Persons Controlled by or under
          Common Control with Registrant
26.       Number of Holders of Securities
27.       Indemnification
28.       Business and Other Connections of
          Investment Adviser
29.       Principal Underwriters
30.       Location of Accounts and Records
31.       Management Services
32.       Undertakings

  Signature Page

                      [LOGO THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                                 Capital World
                                  Bond Fund(R)

                                   Prospectus




                                FEBRUARY 1, 1997

CAPITAL WORLD BOND FUND, INC.
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                                                  3
Financial Highlights                                                      4
Investment Policies and Risks                                             5
Securities and Investment Techniques                                      6
Multiple Portfolio Counselor System                                       7
Investment Results                                                        9
Dividends,.Distributions.and.Taxes                                       10
Fund.Organization.and.Management                                         11
Shareholder.Services                                                     14

--------------------------------------------------------------------------------

The fund's investment objective is to seek, over the long term, as high a level of total return as is consistent with prudent investment management. Total return consists of a combination of interest income, capital price changes and currency fluctuations. The fund seeks to meet this objective by investing primarily in fixed-income obligations denominated in various currencies, including U.S. dollars.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


31-010-0297

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------
EXPENSES
The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)  4.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets for the fiscal year ended September 30,
1996)

Management fees                0.67%
12b-1 expenses                 0.24%/1/
Other expenses                 0.18%
Total fund operating expenses  1.09%

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year         $58
Three years      $81
Five years      $105
Ten years       $174

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following information has been audited by Deloitte & Touche llp, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                        YEARS ENDED SEPTEMBER 30
                         --------------------------------------------------------------------------------------------
                           1996        1995    1994       1993       1992       1991    1990    1989    1988  1987/1/
---------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $16.81      $15.33  $16.48     $15.95     $15.60     $14.46  $14.55  $15.18  $14.24  $14.29
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income      1.09        1.09    1.05        .91       1.03       1.05    1.18    1.16    1.05     .13

Net realized and
unrealized gain (loss)
on investments              .16        1.57   (1.14)       .65        .40       1.19    (.08)   (.36)    .82    (.18)

Total income (loss)
from investment
operations                 1.25        2.66    (.09)      1.56       1.43       2.24    1.10     .80    1.87    (.05)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income         (1.20)/2/   (1.18)   (.94)/2/   (.84)/2/  (1.01)/2/  (1.10)  (1.19)  (1.10)   (.92)     --

Distributions from net
realized gains               --          --    (.12)      (.19)      (.07)        --      --    (.33)   (.01)     --

Total distributions       (1.20)      (1.18)  (1.06)     (1.03)     (1.08)     (1.10)  (1.19)  (1.43)   (.93)     --

Net asset value, end of
year                     $16.86      $16.81  $15.33     $16.48     $15.95     $15.60  $14.46  $14.55  $15.18  $14.24
---------------------------------------------------------------------------------------------------------------------
Total return/3/           7.67%      18.10%   (.62%)    10.40%      9.46%     16.10%   7.95%   5.46%  13.16%    .33%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of year
(in millions)              $811        $653    $576       $450       $224        $76     $41     $35     $35     $12

Ratio of expenses to
average net assets        1.09%       1.12%   1.11%      1.19%      1.38%      1.42%   1.52%   1.30%   1.38%    .12%/4/

Ratio of net income to
average net assets        6.07%       6.83%   6.88%      6.25%      6.88%      7.54%   8.40%   7.69%   6.84%    .91%/4/

Portfolio turnover rate  91.27%     104.96%  77.04%     27.95%     95.11%     81.44%  75.53%  61.57%  94.46%   6.13%/4/
-----------------------------------------------------------------------------------------------------------------------

/1/ Represents the initial period of operations from August 4, 1987 to September
    30, 1987.
/2/ Amount includes realized non-U.S. currency gains of 12c, 4c, 3c, and 7c for the years ended 1996, 1994, 1993 and 1992, respectively, treated as net investment income for federal income tax purposes.
/3/ Excludes maximum sales charge of 4.75%.
/4/ Based on operations for the period shown and, accordingly, are not representative of a full year's operations.

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RISKS
The fund's investment objective is to seek, over the long term, as high a level of total return as is consistent with prudent investment management.

The fund seeks to achieve its objective by investing primarily in debt obligations denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units (ECU's).

Under normal market conditions, the fund will invest at least 65% of its assets in bonds. The fund anticipates that it will hold substantially all of its assets in bonds, although it may invest in short-term securities from time-to-time. Issuers of these bonds will be located in at least three countries and issuers located in any one country (other than the United States) will represent no more than 40% of total assets. The fund will limit its purchases of fixed-income securities to investment grade obligations (generally rated in the top four quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or determined to be of equivalent quality). For defensive reasons or during times of international political or economic uncertainty, most or all of the fund's investments temporarily may be made in the United States and denominated in U.S. dollars.

The fund may purchase debt obligations issued or guaranteed by the United States or governments (including states, provinces or municipalities) of countries other than the U.S., or by their agencies, authorities or instrumentalities, or by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the "World Bank"), the Inter-American Development Bank, the Asian Development Bank and the European Investment Bank. It also may purchase debt obligations of U.S. or non-U.S. corporations or financial institutions, although it currently anticipates that its investments in issuers located outside the United States will be concentrated in governmental or quasi-governmental issues. The fund currently contemplates that it will invest primarily in obligations denominated in the currencies of the United States, Japan, Canada, the Western European nations, New Zealand and Australia, as well as in multinational currency units.

The fund may hold a portion of its assets in U.S. dollars and other currencies and in cash equivalents of either U.S. issuers or issuers outside the U.S. The fund may also invest in fixed-income obligations convertible into equity securities or having attached warrants or rights to purchase equity securities (subject to certain limitations).

The fund is a non-diversified investment company and is therefore not subject to any investment restriction on the percentage of its assets that may be invested

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

at any time in the securities of any one issuer. However, the fund intends to limit its investment in the securities of any single issuer, except for securities issued or guaranteed as to payment of principal and interest by governments or their agencies or instrumentalities or by supranational agencies, to 5% of its total assets at the time of purchase. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of directors.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED
DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values.

The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest in debt securities rated BBB by S&P or Baa by Moody's or determined to be of equivalent quality by Capital Research and Management Company. These securities are considered to have speculative characteristics.

INVESTING IN VARIOUS COUNTRIES

Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CURRENCY TRANSACTIONS

The fund can purchase and sell currencies to facilitate securities transactions. In addition, the fund may enter into forward currency contracts either to hedge against changes in currency exchange rates or in lieu of holding a security denominated in that currency. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

MATURITY

There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.
--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio.
The primary individual portfolio counselors for the fund are listed below.


                                                         YEARS OF EXPERIENCE
                                                                 AS
                                                             INVESTMENT
                                                            PROFESSIONAL
                                                            (APPROXIMATE)
                                                        --------------------
                                           YEARS OF
                                          EXPERIENCE
                                         AS PORTFOLIO
                                          COUNSELOR
                                        (AND RESEARCH   WITH CAPITAL
                                       PROFESSIONAL, IF RESEARCH AND
                                       APPLICABLE) FOR   MANAGEMENT
PORTFOLIO COUNSELORS                    CAPITAL WORLD    COMPANY OR
 FOR CAPITAL WORLD                        BOND FUND         ITS       TOTAL
     BOND FUND        PRIMARY TITLE(S)  (APPROXIMATE)    AFFILIATES   YEARS
-------------------------------------------------------------------------------
MARK H.               Vice President   6 years           9 years     19 years
DALZELL               --Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
-------------------------------------------------------------------------------
LAURENTIUS            Vice President,  3 years           3 years     8 years
HARRER                Capital
                      Research
                      International*
-------------------------------------------------------------------------------
JAMES R.              Vice President   9 years (since    17          21 years
MULALLY               -- Fixed         the fund began   years
                      Income, Capital  operations)
                      Research
                      Company*
-------------------------------------------------------------------------------
THOMAS H.             Vice President,  1 year (in        7 years     10 years
HOGH                  Capital          addition to
                      Research         2 years as
                      International*   research
                                       professional
                                       for the fund
                                       prior to
                                       becoming a
                                       portfolio
                                       counselor for
                                       the fund)
-------------------------------------------------------------------------------
RICHARD T.            Senior Vice      2 years           19          30 years
SCHOTTE               President,                        years
                      Capital
                      Research and
                      Management
                      Company
-------------------------------------------------------------------------------

 The fund began operations on August 4, 1987.
 * Company affiliated with Capital Research and Management Company.

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT RESULTS
The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield and/or distribution rate basis. Results calculated without a sales charge will be higher.

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

- DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid over the last 12 months by the sum of the month-end price and the capital gain distributions paid over the last 12 months.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED DECEMBER 31, 1996)

AVERAGE
ANNUAL          THE FUND                        SALOMON
TOTAL            AT NET     THE FUND AT MAXIMUM BROTHERS
RETURNS:     ASSET VALUE/1/ SALES CHARGE/1/,/2/ INDEX/3/
--------------------------------------------------------
One year         6.34%             1.31%         3.62%
 ........................................................
Five years       8.41%             7.37%         8.58%
 ........................................................
Lifetime/4/      9.55%             8.99%         9.85%

--------------------------------------------------------
Yield/1/,/2/: 4.62%
Distribution Rate/2/: 6.63%

/1/ These fund results were calculated according to a standard that is required for all stock and bond funds.
/2/ The maximum sales charge has been deducted.
/3/ Salomon Brothers World Government Bond Index represents an all-inclusive universe of institutionally traded bonds. It includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of $25 million.
/4/ The fund began investment operations on August 4, 1987.

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

                             [GRAPH APPEARS HERE]

                                %
                -5     0     5     10     15      20



1987       13.95
1988        2.72
1989        4.57
1990       11.65
1991       15.28
1992        0.82
1993       16.73
1994       -1.43
1995       21.41
1996        6.34



Past results are not an indication of future results.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends, which may fluctuate, are usually paid in March, June, October and December. The first three dividends of each year are normally the same; the December dividend may be greater or less than the first three reflecting the impact of foreign currency transactions. Capital gains, if any, are also usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------
deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, non-diversified management investment company, was organized as a Maryland corporation in 1987. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company may not exceed 0.70% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is listed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's "code of ethics."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the preceding 12 months and accrued while the plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is listed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                              [MAP APPEARS HERE]

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S
                            (8 A.M. TO 8 P.M. ET):
                                 800/421-0180

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax: 714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax: 210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax: 317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax: 804/670-4773

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS. IF YOU ARE INVESTING THROUGH A RETIREMENT PLAN, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS
ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

- Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

- Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
                         CAPITAL WORLD BOND FUND / PROSPECTUS

- Cross-Reinvestment

  You may invest your dividend and capital gain distributions into any other fund in The American Funds Group.

- Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

- Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

----------------------------------------------------------------
To establish an account                                   $1,000
 For a retirement plan account                            $  250
 For a retirement plan account through payroll deduction  $   25
To add to an account                                      $   50
 For a retirement plan account                            $   25

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                     SALES CHARGE AS A
                                       PERCENTAGE OF
                                     -----------------
                                                           DEALER
                                                 NET    CONCESSION AS
                                      OFFERING  AMOUNT  % OF OFFERING
INVESTMENT                             PRICE   INVESTED     PRICE
---------------------------------------------------------------------
Less than $25,000                      4.75%     4.99%     4.00%

$25,000 but less than $50,000          4.50%     4.71%     3.75%

$50,000 but less than $100,000         4.00%     4.17%     3.25%

$100,000 but less than $250,000        3.50%     3.63%     2.75%

$250,000 but less than $500,000        2.50%     2.56%     2.00%

$500,000 but less than $1 million      2.00%     2.04%     1.60%

$1 million or more and certain
other investments described below   see below  see below  see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans with $100 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

- Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

- Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

- Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

- Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount
  (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                           CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                     CAPITAL WORLD BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

FOR SHAREHOLDER         FOR DEALER                 FOR 24-HOUR
SERVICES                SERVICES                   INFORMATION

American Funds          American Funds             American
Service Company         Distributors               FundsLine(R)
800/421-0180 ext. 1     800/421-9900 ext. 11       800/325-3590


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 --------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL               STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS           INFORMATION (SAI)


 Includes financial               Contains more detailed
 statements, detailed             information on all aspects of
 performance information,         the fund, including the
 portfolio holdings, a            fund's financial statements.
 statement from portfolio
 management and the auditor's
 report.

 CODE OF ETHICS                   A current SAI has been filed
                                  with the Securities and
 Includes a description of the    Exchange Commission and is
 fund's personal investing        incorporated by reference (is
 policy.                          legally part of the
                                  prospectus).



 To request a free copy of any of the documents above:

 Call American Funds     or       Write to the Secretary of the
 Service Company                  fund 333 South Hope Street
 800/421-0180 ext. 1              Los Angeles, CA 90071

This prospectus has been printed on recycled paper.

                                                        [RECYCLE LOGO]

                         CAPITAL WORLD BOND FUND, INC.

                                   Part B
                     Statement of Additional Information

                                FEBRUARY 1, 1997

 This document is not a prospectus but should be read in conjunction with the current prospectus dated February 1, 1997 of Capital World Bond Fund, Inc. (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        Capital World Bond Fund, Inc.
                            Attention:  Secretary
                            333 South Hope Street
                           Los Angeles, CA  90071
                                (213) 486-9200

   Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

ITEM PAGE NO.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                1
INVESTMENT RESTRICTIONS                                            5
FUND OFFICERS AND DIRECTORS                                        7
MANAGEMENT                                                        10
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                        12
PURCHASE OF SHARES                                                16
REDEEMING SHARES                                                  22
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                       23
EXECUTION OF PORTFOLIO TRANSACTIONS                               25
GENERAL INFORMATION                                               25
INVESTMENT RESULTS                                                27
APPENDIX                                                          31
FINANCIAL STATEMENTS                                              ATTACHED


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Objective and Policies."

INVESTMENT POLICY - The fund currently purchases only investment grade obligations (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or determined to be of equivalent quality by Capital Research and Management Company). Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities (also known as "high-yield, high-risk securities"), the fund will dispose of the excess as expeditiously as possible.

PORTFOLIO TRADING - The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser") believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described below.

CASH AND CASH EQUIVALENTS - Subject to the requirement that under normal market conditions it maintain at least 65% of its assets in bonds, the fund may maintain assets in cash or cash equivalents. Cash equivalents include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

STOCK, WARRANTS AND RIGHTS - The fund may not make direct purchases of common or preferred stocks, and common or preferred stocks acquired through conversions, exchanges or the exercise of warrants or rights will be disposed of by the fund within a reasonable period of time after acquisition. As a condition of its continuing registration in a state, the fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the fund's net assets, may be warrants or rights that are not listed on either the New York Stock Exchange or the American Stock Exchange. Warrants or rights acquired by the fund in units or attached to securities will be deemed to be without value for purposes of this restriction. These limits are not fundamental policies of the fund and may be changed by the Board of Directors without shareholder approval.

OTHER INVESTMENT COMPANIES - Although it intends to do so only infrequently, if at all, the fund has the authority to invest up to 10% of its total assets in shares of other investment companies. (Any such shares would be included in the fund's average net assets for purposes of calculating the investment adviser's fee, as described under "Investment Advisory and Service Agreement" below). The fund may not invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the outstanding voting securities of any one investment company.

REPURCHASE AGREEMENTS - Although the fund has no current intention to do so during the next 12 months, the fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral security under or subject to the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities . When the fund agrees to purchase such securities it assumes the risk of any decline in the value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss beginning on the date of the agreement.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

 Although the fund has no current intention to do so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under "roll" transactions and under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), these transactions may be considered borrowings by the fund; accordingly, the fund will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for the purpose of leveraging, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase or roll agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

CURRENCY TRANSACTIONS - The fund has the ability to enter into forward currency contracts to either protect against changes in currency exchange rates or in lieu of holding a security denominated in a particular currency. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

 Although the fund has no current intention of doing so (at least for the next 12 months), the fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

 Certain provisions of the Internal Revenue Code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

LOANS OF PORTFOLIO SECURITIES - The fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

DIVERSIFICATION - For the fund to be considered a "diversified" investment company under federal and state laws, it would be required to limit its investment in any one issuer (other than the U.S. Government) to 5% of its total assets. However, such a limitation would reduce the extent to which the fund could concentrate its non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S. private issuers, and accordingly might increase the fund's investment risk. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders.

   PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transactions costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

                            INVESTMENT RESTRICTIONS

 The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. These restrictions provide that the fund may not:

        1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

        2. Invest in companies for the purpose of exercising control or management;

        3. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts) or options on currencies;

        4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market or OTC options for which there is no secondary market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the fund's total assets;

         5. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         6. Make loans, except that the fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

         7. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        8. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         9. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

        10. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

        11. Invest in interests in oil, gas, or other mineral exploration or development programs;

        12. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        13. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies;

        14. Purchase or retain the securities of any issuer, if those individual officers and Directors of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

 A further investment policy of the fund, which may be changed by action of the Board of Directors without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

                          FUND OFFICERS AND DIRECTORS
                      Directors and Director Compensation

NAME, ADDRESS AND AGE  POSITION WITH  PRINCIPAL OCCUPATION(S) DURING      AGGREGATE              TOTAL                 TOTAL
                       REGISTRANT     PAST 5 YEARS (POSITIONS WITHIN THE  COMPENSATION           COMPENSATION          NUMBER
                                      ORGANIZATIONS LISTED MAY HAVE       (INCLUDING             FROM ALL FUNDS        OF FUND
                                      CHANGED DURING THIS PERIOD)         VOLUNTARILY DEFERRED   MANAGED BY            BOARDS ON
                                                                          COMPENSATION/1/) FROM  CAPITAL RESEARCH AND  WHICH
                                                                          THE FUND DURING        MANAGEMENT            DIRECTOR
                                                                          FISCAL YEAR ENDED      COMPANY/2/ FOR        SERVES/2/
                                                                          SEPTEMBER 30, 1996     THE YEAR ENDED
                                                                                                 9/30/96

++ H. Frederick Christie                Private Investor.  Former President and    $2,800/3/        $145,750         18
Age: 63                Director         Chief Executive Officer, The Mission
 P.O. Box 144                           Group (non-utility holding company,
 Palos Verdes Estates, CA 90274         subsidiary of Southern California Edison
                                        Company)

+ Don R. Conlan        Trustee          President Emeritus, The Capital Group      none/4/          none/4/          12
Age: 61                                 Companies, Inc.
 1630 Milan Avenue
 South Pasadena, CA 91030

 Diane C. Creel        Director         CEO and President,                         $2,000           $37,300          12
Age: 48                                 The Earth Technology Corporation
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802

 Martin Fenton, Jr.    Director         Chairman, Senior Resource Group            $2,200/3/        $116,300         16
Age: 60                                 (management of senior living centers)
 4350 Executive Drive
 Suite 101
 San Diego, CA  92121-2116

 Leonard R. Fuller     Director         President, Fuller & Company, Inc.          $2,600           $40,300          12
Age: 50                                 (financial management consulting firm)
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292

+* Abner D. Goldstine                   Capital Research and Management            none/4/          none/4/          12
Age: 67                President, PEO   Company, Senior Vice President
                       and Director     and Director

+** Paul G. Haaga, Jr.                  Capital Research and Management            none/4/          none/4/
Age: 48                Chairman of      Company,  Executive Vice President and                                        14
                       the Board        Director

 Herbert Hoover III    Trustee          Private Investor                           $2,200           $61,400
Age: 69                                                                                                               14
 1520 Circle Drive
 San Marino, CA 91108

 Richard G. Newman     Trustee          Chairman, President and CEO,               $2,200/3/        $65,300
Age: 62                                 AECOM Technology Corporation                                                  13
 3250 Wilshire Boulevard                (architectural engineering)
 Los Angeles, CA 90010-1599

 Peter C. Valli        Trustee          Chairman , BW/IP                           $2,200/3/        $37,950
Age: 69                                 International Inc. (industrial                                                12
45 Sea Isle Drive                       manufacturing)
 Long Beach, CA 90803


+ Directors who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors is as
follows:   H. Frederick Christie ($5,070), Martin Fenton, Jr. ($4,023), Richard
G. Newman ($8,054), and Peter C. Valli ($7,439). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                  OFFICERS
     (with their principal occupations during the past five years)#

* MICHAEL J. DOWNER, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

** MARY C. HALL, VICE PRESIDENT . Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* JULIE F. WILLIAMS, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

** ANTHONY W. HYNES, JR., TREASURER. Capital Research and Management Company, Vice President - Fund Business Management Group

* KIMBERLY S. VERDICK, ASSISTANT SECRETARY. Capital Research and Management Company,
 Assistant Vice President - Fund Business Management Group

** TODD L. MILLER, ASSISTANT TREASURER. Capital Research and Management Company, Assistant Vice President - Fund Business Management Group

# Positions within the organizations listed may have changed during this period.

*  Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92821.

*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025.

 No compensation is paid by the fund to any officer or Director who is a director or officer of the Investment Adviser. The fund pays annual fees of $1,500 to Directors who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of January 1, 1997, the officers and Directors and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement"), between the fund and the Investment Adviser, will continue in effect until October 31, 1997 unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Agreement provides for an advisory fee reduction by any amount necessary to assure that the fund's annual ordinary net operating expenses do not exceed applicable expense limitations in any state in which the fund's shares are
being offered for sale.    Other expenses which are not subject to these
limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space and utilities, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The management fee is based upon the annual rates of 0.70% of the first $500 million of the fund's average net assets, plus 0.60% on average net assets in excess of $500 million but not exceeding $1 billion, plus 0.50% on average net assets in excess of $1 billion.

 During the fiscal years ended September 30, 1996, 1995, and 1994, the Investment Adviser's total fees amounted to $4,847,000, $4,073,000, and $3,801,000, respectively.

 The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, the expense of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, costs of printing and preparation of registration statements, taxes and compensation and expenses of Directors who are not affiliated with the Investment Adviser.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended September 30, 1996 amounted to $707,000 after allowance of $3,011,000 to dealers. During the fiscal years ended September 30, 1995, 1994, and 1993, the Principal Underwriter retained $838,000, $1,293,000, and $807,000, respectively.

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by a majority of the outstanding voting securities of the fund. The officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, and benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund is committed to the discretion of the Directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

 Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealers commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees). During the year ended September 30, 1996, the Fund paid $1,746,000 to the Principal Underwriter under the Plan as compensation to dealers. As of September 30, 1996, accrued and unpaid distribution expenses to the Principal Underwriter were $111,000.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on that portion (if any) of the investment company taxable income and net capital gain which it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or currencies or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to meet these distribution requirements to avoid the excise tax liability.

 The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

 Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

 It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered a gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities or currencies held less than three months, the fund may be required to defer the closing out of a forward currency contract beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on forward currency contracts, which have been open for less than three months as of the end of the fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

 The amount of any realized gain or loss on closing out a forward currency contract such as a forward commitment for the purchase or sale of non-U.S. currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Except for transactions in forward currency contracts which are classified as part of a "mixed straddle," any gain or loss recognized with respect to forward currency contracts is considered to be 60% long-term capital gain or loss, and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. Code
Section 988 may also apply to forward currency contracts. Under Section 988, each non-U.S. currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

 The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year) on forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

 Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends and distributions declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 Under the Code, a fund's taxable income for each year will be computed without regard to any net non-U.S. currency loss attributable to transactions after October 31, and any such net non-U.S. currency loss will be treated as arising on the first day of the following taxable year.

 The fund may be required to pay withholding and other taxes imposed by countries outside the United States which would reduce the fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes.

 As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT                     ADDITIONAL INVESTMENTS

                 See "Investment Minimums and           $50 minimum (except where a lower
                 Fund Numbers" for initial              minimum is noted under "Investment
                 investment minimums.                   Minimums and Fund Numbers").

By contacting    Visit any investment dealer who is     Mail directly to your investment
your             registered in the state where the      dealer's address printed on your
investment       purchase is made and who has a         account statement.
dealer           sales agreement with American
                 Funds Distributors.

By mail          Make your check payable to the         Fill out the account additions form at
                 fund and mail to the address           the bottom of a recent account
                 indicated on the account application.  statement, make your check payable
                 Please indicate an investment          to the fund, write your account number
                 dealer on the account application.     on your check, and mail the check and
                                                        form in the envelope provided with
                                                        your account statement.

By telephone     Please contact your investment         Complete the "Investments by Phone"
                 dealer to open account, then follow    section on the account application or
                 the procedures for additional          American FundsLink Authorization
                 investments.                           Form.  Once you establish the
                                                        privilege, you, your financial advisor or
                                                        any person with your account
                                                        information can call American
                                                        FundsLine(R) and make investments
                                                        by telephone (subject to conditions
                                                        noted in "Telephone Purchases, Sales
                                                        and Exchanges" below).

By wire          Call 800/421-0180 to obtain            Your bank should wire your additional
                 your account number(s), if             investments in the same manner as
                 necessary.  Please indicate an         described under "Initial Investment."
                 investment dealer on the
                 account.  Instruct your bank to
                 wire funds to:

                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)

                 For credit to the account of:
                 American Funds Service Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.




 INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT
STOCK AND STOCK/BOND FUNDS
AMCAP Fund(R)                                                        02
                                             $1,000
American Balanced Fund(R)                                            11
                                             500
American Mutual Fund(R)                                              03
                                             250
Capital Income Builder(R)                                            12
                                             1,000
Capital World Growth and Income Fund(SM)                             33
                                             1,000
EuroPacific Growth Fund(R)                                           16
                                             250
Fundamental Investors(SM)                                            10
                                             250
The Growth Fund of America(R)                                        05
                                             1,000
The Income Fund of America(R)                                        06
                                             1,000
The Investment Company of America(R)                                 04
                                             250
The New Economy Fund(R)                                              14
                                             1,000
New Perspective Fund(R)                                              07
                                             250
SMALLCAP World Fund(R)                                               35
                                             1,000
Washington Mutual Investors Fund(SM)                                 01
                                             250
BOND FUNDS
American High-Income Municipal Bond Fund(R)                            40
                                             1,000
American High-Income Trust(SM)                                       21
                                             1,000
The Bond Fund of America(SM)                                         08
                                             1,000
Capital World Bond Fund(R)                                           31
                                             1,000
Intermediate Bond Fund of America(SM)                                23
                                             1,000
Limited Term Tax-Exempt Bond Fund of                                 43
America(SM)                                  1,000

The Tax-Exempt Bond Fund of America(R)                               19
                                             1,000
The Tax-Exempt Fund of California(R)*                                20
                                             1,000
The Tax-Exempt Fund of Maryland(R)*                                  24
                                             1,000
The Tax-Exempt Fund of Virginia(R)*                                  25
                                             1,000
U.S. Government Securities Fund(SM)                                  22
                                             1,000
MONEY MARKET FUNDS
The Cash Management Trust of America(R)                              09
                                             2,500
The Tax-Exempt Money Fund of America(SM)                             39
                                             2,500
The U.S. Treasury Money Fund of America(SM)                            49
                                             2,500
___________
*Available only in certain states.


 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE
                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE
STOCK AND STOCK/BOND FUNDS
Less than $50,000
                                 6.10%            5.75%            5.00%
$50,000 but less than $100,000
                                 4.71             4.50             3.75
BOND FUNDS
Less than $25,000
                                 4.99             4.75             4.00
$25,000 but less than $50,000
                                 4.71             4.50             3.75
$50,000 but less than $100,000
                                 4.17             4.00             3.25
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000
                                 3.63             3.50             2.75
$250,000 but less than $500,000
                                 2.56             2.50             2.00
$500,000 but less than $1,000,000
                                 2.04             2.00             1.60
$1,000,000 or more                                                 (see below)
                                 none             none


 Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.


 American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll
deduction investment will be multiplied by 13 and then multiplied by 1.5.   The
current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

        1. Stocks and convertible bonds will be valued at closing sales prices reported on recognized securities exchanges on the day of valuation or, for listed stocks and convertible bonds having no sales reported and for unlisted stocks and convertible bonds, upon last-reported bid prices on that date. Long-term fixed-income obligations denominated in U.S. dollars generally are valued at prices obtained for the day of valuation from a bond pricing service; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with more than 60 days remaining to maturity are valued at the mean of representative quoted bid and asked prices. Short-term securities with 60 days or less remaining to maturity are amortized to maturity based on their cost to the fund, if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. Securities denominated in currencies other than U.S. dollars generally are valued on the basis of bid quotations. Options on currencies purchased by the fund are valued at their bid price on the exchange in the case of listed options or at the average of the bid prices obtained from dealers in the case of OTC options. Where market quotations are not readily available, securities are valued at fair value by the Board of Directors or a committee thereof. The fair value of any other assets is added to the value of securities to arrive at total assets;

        2. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the fund's officers.

        3. The fund's liabilities, including proper accruals of expense items, are deducted from total assets; and

        4. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.


                                REDEEMING SHARES

By writing to             Send a letter of instruction specifying
American Funds            the name of the fund, the number of shares
Service Company (at       or dollar amount to be sold, your name and
the appropriate           account number.  You should also enclose
address indicated         any share certificates you wish to redeem.
under "Principal          For redemptions over $50,000 and for
Underwriter and           certain redemptions of $50,000 or less
Transfer Agent" in        (see below), your signature must be
the Prospectus)           guaranteed by a bank, savings association,
                          credit union, or member firm of a domestic
                          stock exchange or the National Association
                          of Securities Dealers, Inc. that is an
                          eligible guarantor institution.  You
                          should verify with the institution that it
                          is an eligible guarantor prior to signing.
                          Additional documentation may be required
                          for redemption of shares held in
                          corporate, partnership or fiduciary
                          accounts.  Notarization by a Notary Public
                          is not an acceptable signature guarantee.

By contacting your        If you redeem shares through your
investment dealer         investment dealer, you may be charged for
                          this service.  SHARES HELD FOR YOU IN YOUR
                          INVESTMENT DEALER'S STREET NAME MUST BE
                          REDEEMED THROUGH THE DEALER.

You may have a            You may use this option, provided the
redemption check          account is registered in the name of an
sent to you by            individual(s), a UGMA/UTMA custodian, or a
using American            non-retirement plan trust.  These
FundsLine(R) or by        redemptions may not exceed $10,000 per
telephoning,              day, per fund account and the check must
faxing, or                be made payable to the shareholder(s) of
telegraphing              record and be sent to the address of
American Funds            record provided the address has been used
Service Company           with the account for at least 10 days.
(subject to the           See  "Principal Underwriter and Transfer
conditions noted in       Agent" in the Prospectus and "Exchange
this section and in       Privilege" below for the appropriate
"Telephone                telephone or fax number.
Purchases, Sales
and Exchanges"
below)

In the case of the        Upon request (use the account application
money market funds,       for the money market funds) you may
you may have              establish telephone redemption privileges
redemptions wired         (which will enable you to have a
to your bank by           redemption sent to your bank account)
telephoning               and/or check writing privileges.  If you
American Funds            request check writing privileges, you will
Service Company           be provided with checks that you may use
($1,000 or more) or       to draw against your account.  These
by writing a check        checks may be made payable to anyone you
($250 or more)            designate and must be signed by the
                          authorized number of registered
                          shareholders exactly as indicated on your
                          checking account signature card.



 A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) (see "American FundsLine(R)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

 Dealer concessions on underwritings, for the fiscal years ended September 30, 1996, 1995, and 1994 amounted to $151,000, $22,000, and $110,000 , respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, , One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial agreements in non-U.S. banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $608,000 for the fiscal year ended September 30, 1996.

INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on September 30. Shareholders are provided, at least semiannually, with reports showing the investment portfolio, financial statements and other information. The fund's financial statements are audited annually by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Directors.

PERSONAL INVESTING POLICY - The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE -- SEPTEMBER 30, 1996

Net asset value and redemption price per share
 (Net assets divided by shares outstanding)        $16.86

Offering price per share (100/95.25 of per share
 net asset value, which takes into account the
 fund's current maximum sales charge)              $17.70

SHAREHOLDER VOTING RIGHTS - The fund currently issues shares in one class and series, but the Board of Directors may establish additional classes or series of shares in the future. When more than one class or series of shares is outstanding, shares of all classes and series will vote together for a single set of Directors, and on other matters affecting the entire fund, with each share entitled to a single vote. On matters affecting only one class or series, only the shareholders of that class or series shall be entitled to vote. On matters relating to more than one class or series but affecting the classes and series differently, separate votes by class and series are required.

                               INVESTMENT RESULTS

 The fund's yield is 5.55% based on a 30-day (or one month) period ended September 30, 1996, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                 YIELD = 2[( a-b/cd + 1)/6/ -1]

Where:           a = dividends and interest earned during the period.

                 b = expenses accrued for the period (net of reimbursements).

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12
months.   The distribution rate may differ from the yield.

 In addition, investments in certain currency contracts may affect the fund's distribution rate. The Internal Revenue Service requires funds to recognize as ordinary income certain realized currency gains on non-U.S. currency transactions and to distribute such amounts as dividends to shareholders. Conversely, realized currency losses must be recognized as ordinary losses and reflected by reductions in dividends. Because such adjustments affect a fund's distribution rate calculations, a fund's distribution rate may be greater (if there is a net currency gain) or lesser (if there is a net currency loss) than its SEC yield. In addition, because of special tax treatment, certain other transactions may result in differences between the SEC yield and distribution rate. For example, unrealized gains on certain open forward currency contracts are required to be recognized as income and distributed as dividends (and are therefore included in the distribution rate but are not included in the SEC yield).

 The fund's average annual total return for the one-, five-year and lifetime periods ending on September 30, 1996 was 2.55%, 7.78% and 8.82%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for five and ten-year periods after such periods have elapsed. In addition, the fund will provide lifetime average annual total return figures.

EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages eight common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1996 (121 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 121 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may from time to time compare its investment results with the following:

 (1) The Salomon Brothers non-U.S. Dollar Indexes, which measure the total return of high-quality non-U.S. dollar denominated securities in major sectors of the bond market.

 (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), all publicly issued debt of agencies of the U.S.Government (excluding mortgage-backed securities), and all public, fixed-rate, non-convertible investment grade domestic corporate debt.

 (3) The Salomon Brothers Broad Investment-Grade Bond Index, which represents over 5,000 individually priced securities and is a market capitalization weighted index and includes Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB/Baa3) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and which remain in the Index until their amount falls below $25 million.

 (4) The Salomon Brothers World Bond Index, which is a sub-component of the International Bond Index and provides a comprehensive measure of the total return of high-quality securities in major sectors of the bond market. Included in the index are U.S. and non-U.S. Government bonds.

 (5) The Salomon Brothers World Government Bond Index, which is designed to provide a comprehensive measure of the total return performance of the domestic Government bond markets in each of nine countries (United States, Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia and Switzerland) and in the nine countries combined.

  (6) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth.

 (7) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

 In addition, the fund may also from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

If you are considering the fund for an Individual Retirement Account
Here's how much you would have if you invested $2,000 a year in the Fund:

1 Year                3 Years                 Lifetime
(10/1/95 - 9/30/96)   (10/1/93 - 9/30/96)     (8/4/87 - 9/30/96)

2,051                 $6,882                  $29,816


           See the difference time can make in an investment program

                                             ... and taken all
                                             distributions in shares,
If you had invested                          your investment would
$10,000 in the Fund                          have been worth this
this many years ago...                        much at September 30, 1996
|                                            |
                        Periods
  Number of Years        10/1-9/30           Value**
1                       1995  - 1996         $10,255
2                       1994  - 1996         12,115
3                       1993  - 1996         12,038
4                       1992  -  1996        13,285
5                       1991  -  1996        14,544
6                       1990   - 1996        16,889
7                       1989   - 1996        18,225
8                       1988   - 1996        19,222
9                       1987   - 1996        21,757
Lifetime                1987   - 1996*       21,684


Illustration of a $10,000 investment in the Fund
WITH DIVIDENDS AND CAPITAL GAINS REINVESTED
(For the lifetime of the Fund August 4, 1987 - September 30, 1996)

           COST OF SHARES                     VALUE OF SHARES**

Fiscal                                    Total        From         From         From
Year End      Annual        Dividends     Investment   Initial      Capital Gains   Dividends   Total
September 30   Dividends     (cumulative)   Cost         Investment   Reinvested   Reinvested   Value

1987*         ---           ---           $10,000      $9,493       ---          ---        $ 9,493
1988          $ 621         $ 621         10,621       10,120       $   8           615     10,743
1989             801        1,422         11,422         9,700      237          1,393      11,330
1990             945        2,367         12,367         9,640      236          2,355      12,231
1991             948        3,315         13,315        10,400      254          3,545      14,199
1992          1,000         4,315         14,315        10,633      260          4,649      15,542
1993             871        5,186         15,186       10,987       443          5,729      17,159
1994          1,046         6,232         16,232       10,220        491         6,342      17,053
1995          1,354         7,586         17,586       11,207       539          8,394      20,140

1996          1,474         9,060         19,060       11,240       540          9,904      21,684


The dollar amount of capital gain distributions during the period was $485.
*  From inception on August 4, 1987.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                                    APPENDIX
                    DESCRIPTION OF COMMERCIAL PAPER RATINGS
 Moody's Investors Service, Inc. employs the designations "Prime-1"and "Prime-2" to indicate the two highest grades of commercial paper.

"ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -  Leading market positions in well established industries.

 -  High rates of return on funds employed.

 - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

 - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 - Well established access to a range of financial markets and assured sources of alternate liquidity."

"ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."

 Standard & Poor's Corporation's two highest ratings of commercial paper are "A-1" and "A-2."

 "A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category in which the fund invests may be delineated with the numbers 1 or 2 to indicate the relative degree of safety."

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."
                          DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc. rates "investment grade" long-term debt obligations issued by various entities from "Aaa" to "Baa." These ratings are described below:

 "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

 "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

Standard & Poor's Corporation rates the investment grade long-term debt obligations of various entities in categories ranging from "AAA" to "BBB" according to quality. These ratings are described below:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 "Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

 "Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

Capital World Bond Fund                                    Principal       Market      Percent
Investment Portfolio September 30, 1996                       Amount        Value       of Net
Bonds & Notes                                                  (000)        (000)       Assets
Australian Dollars
Australian Government:
 12.50 1998                                                 A$ 4,000      US$3,389         .42%
 4.00% 2010 /1/                                               1,000          810         .10
New South Wales Treasury:
 11.50% 1999                                                    1,000          878         .11
 7.00% 2004                                                     5,500        4,151         .51
News America Holdings Inc. 8.625% 2014                         11,000        7,965         .98
Southern Australia Finance Authority
 11.25% 2001                                                    1,500        1,358         .17
                                                                         --------     --------
                                                                            18,551        2.29
                                                                         --------     --------
Austrian Schillings
Austrian Government 5.50% 2001                              ATS5,000           473         .06
                                                                         --------     --------
British Pounds
Bank of Ireland 9.75% 2005                                735 Pounds         1,239         .15
European Investment Bank 6.00% 2004                               250          352         .04
United Kingdom:
 9.50% 1999                                                     2,000        3,324         .41
 7.00% 2001                                                    12,750       19,850        2.45
 4.375% 2004/1/                                                 3,000        5,498         .68
 8.50% 2005                                                     1,850        3,063         .38
                                                                         --------     --------
                                                                            33,326        4.11
                                                                         --------     --------
Canadian Dollars
Canadian Government:
 6.25% 1998                                                 C$ 2,000         1,497         .19
 10.75% 1998                                                    3,500        2,790         .34
 9.75% 2001                                                    17,500       14,750        1.82
 0% 2003                                                        1,500          669         .08
 7.50% 2003                                                    10,250        7,822         .96
 0% 2005                                                       12,685        4,915         .61
 7.00% 2006                                                     3,000        2,181         .27
 10.75% 2009                                                   10,000        9,415        1.16
 4.25% 2021/1/                                                 12,000        9,079        1.12
                                                                         --------     --------
                                                                            53,118        6.55
                                                                         --------     --------
Danish Kroner
Danish Government:
 9.00% 1998                                                DKr88,000        16,392        2.02
 9.00% 2000                                                    16,000        3,085         .38
 8.00% 2001                                                    10,000        1,869         .23
 8.00% 2003                                                    10,000        1,854         .23
 7.00% 2024                                                    12,000        1,860         .23
                                                                         --------     --------
                                                                            25,060        3.09
                                                                         --------     --------
German Marks
Bayerische Vereinsbank AG
 6.50% 2005                                                 DM11,000         7,356         .91
Bundesobligation 5.875% 2000                                    8,250        5,638         .70
Deutschland Republic:
 8.25% 2001                                                     8,500        6,329         .78
 8.00% 2002                                                    32,000       23,654        2.92
 6.75% 2003                                                    17,500       12,162        1.50
 6.50% 2005                                                    11,000        7,417         .91
 6.875% 2005                                                   10,000        6,913         .85
 6.25% 2024                                                    10,000        6,037         .74
German Unity Fund 8.00% 2002                                    3,500        2,584         .32
Norddeutsche Landesbank Girozentrale
 6.75% 2005                                                     3,500        2,378         .29
Rheinische Hypothekenbank 5.50% 2001                           13,000        8,598        1.06
Treuhandanstalt:
 7.375% 2002                                                    2,700        1,937         .24
 7.125% 2003                                                   45,600       32,314        3.99
 7.50% 2004                                                     4,500        3,237         .40
                                                                         --------     --------
                                                                           126,554       15.61
                                                                         --------     --------
Finnish Markkaa
Finnish Government:
 9.50% 2004                                                  FM4,000         1,041         .13
                                                                         --------     --------
Irish Pounds
Ireland (Republic of):
 6.25% 1999                                           8,850 IRPounds        14,198        1.75
 8.00% 2000                                                     4,250        7,216         .89
 6.50% 2001                                                     1,800        2,898         .36
 6.25% 2004                                                     8,030       12,445        1.53
 8.00% 2006                                                     2,000        3,428         .42
Irish Permanent Treasury
 6.75% 2000                                                     1,100        1,769         .22
                                                                         --------     --------
                                                                            41,954        5.17
                                                                         --------     --------
Italian Lire
Deutsche Bank Finance NV 11.00% 1996                     Lr1,550,000         1,022         .13
Italian Government National:
 8.50% 1999                                                 2,000,000        1,340         .16
 8.50% 1999                                                 3,500,000        2,342         .29
 9.50% 2001                                                 5,000,000        3,471         .43
 8.50% 2004                                                   500,000          331         .04
 10.50% 2005                                                3,500,000        2,585         .32
KfW International Finance Inc.
  11.625% 1998                                              5,500,000        3,885         .48
                                                                                -     --------
                                                                            14,976        1.85
                                                                         --------     --------
Japanese Yen
European Investment Bank 6.75% 2001                     1,150,000Yen        12,462        1.53
Export-Import Bank of Japan:
 4.375% 2003                                                  325,000        3,231         .40
 2.875% 2005                                                  230,000        2,057         .25
GMAC International Finance 3.75% 1999                         300,000        2,827         .35
International Bank for Reconstruction
 and Development 4.50% 2003                                    74,000          743         .09
Japan Development Bank:
 5.00% 1999                                                   590,000        5,838         .72
 6.50% 2001                                                    87,000          943         .12
                                                                         --------     --------
                                                                            28,101        3.46
                                                                         --------     --------
Mexican Pesos
CETES B 970731                                                MXP434           467         .06

Netherlands Guilders
Netherlands Government:
 7.50% 1999                                                 NLG5,000         3,176         .39
 8.50% 2001                                                     1,400          935         .12
 8.75% 2001                                                     6,000        4,077         .50
 7.00% 2005                                                     1,500          942         .12
                                                                         --------     --------
                                                                             9,130        1.13
                                                                         --------     --------
New Zealand Dollars
New Zealand Government:
 6.50% 2000                                                NZ$13,050         8,690        1.07
 8.00% 2004                                                    17,000       11,816        1.45
 8.00% 2006                                                    11,000        7,667         .95
 4.5945% 2016/1/                                               18,500       11,266        1.39
                                                                         --------     --------
                                                                            39,439        4.86
                                                                         --------     --------
Polish Zloty
Poland (Republic of) Treasury Bill 1997                     PLZ1,830           590         .07
                                                                         --------     --------
Portugese Escudos
Portugal (Republic of):
 11.875% 2000                                             PTE100,000           730         .09
 11.875% 2000                                                 595,000        4,393         .54
 8.75% 2001                                                   140,000          949         .12
 11.875% 2005                                                 300,000        2,395         .30
 9.50% 2006                                                   770,000        5,468         .67
                                                                                -            -
                                                                            13,935        1.72
                                                                                -            -
Spanish Pesetas
Spain (Kingdom of):
 11.45% 1998                                            Pta  770,000         6,461         .80
 12.25% 2000                                                  210,000        1,868         .23
 10.50% 2003                                                2,154,000       19,262        2.37
 8.00% 2004                                                   400,000        3,157         .39
                                                                         --------     --------
                                                                            30,748        3.79
                                                                         --------     --------
Swedish Kronor
Swedish Government:
 10.75% 1997                                               SKR10,000         1,532         .19
 11.00% 1999                                                   17,000        2,844         .35
 10.25% 2003                                                   35,000        6,144         .76
 6.00% 2005                                                    26,000        3,592         .44
                                                                         --------     --------
                                                                            14,112        1.74
                                                                         --------     --------
Swiss Francs
Swiss Government 4.50% 2002                                  CHF4000         3,373         .42
                                                                         --------     --------
United States Dollars

Airplanes Pass Through Trust, pass - through
 certificates, Class C 8.15% 2019/2/                         $ 8,000         8,130        1.00
Banco Nacional de Mexico, SA 1995 Trust
 Certificates 0% 2002/3/                                        5,704        4,443         .55
China (People's Republic of)
 9.00% 2096                                                       500          488         .06
Colombia (Republic of):
 7.25% 2004                                                     2,000        1,855         .23
 8.70% 2016                                                     1,000          912         .11
ConAgra, Inc. 9.75% 2021                                        8,500       10,127        1.25
Continental Airlines, Inc., Series 1996A
 6.94% 2015/3/                                                  2,000        1,942         .24
Credit Foncier de France 8.00% 2002                             3,240        3,378         .42
Den Danske Bank 6.55% 2003/3/                                   1,000          960         .12
EquiCredit Funding Trust, pass-through
 certificates, Series 1996-A,
 Class A3 7.35% 2019                                            3,000        3,007         .37
Federal Home Loan Mortgage Corp.:
 5.78% 2003                                                     4,000        3,726         .46
 6.19% 2004                                                     9,000        8,511        1.05
Federal National Mortgage Assn.
 7.50% 2025/2/                                                  1,452        1,435         .18
Government National Mortgage Assn.:
 9.00% 2017-2024/2/                                             7,533        7,965         .98
 8.50% 2021/2/                                                    797          830         .10
 7.00% 2022-2026/2/                                             5,241        5,313         .66
 6.00% 2024/2/                                                  2,664        2,687         .33
 6.50% 2024/2/                                                  2,828        2,645         .33
 5.50% 2025/2/                                                  2,868        2,865         .35
 7.00% 2026/2/                                                  1,950        1,876         .23
Green Tree Financial Corp., Net Interest
 Margin Trust, Series 1995-A
 7.25% 2005                                                     1,513        1,507         .19
Inter America Development Bank
 8.875% 2001                                                    3,000        3,266         .40
Italy (Republic of) 6.875% 2023                                 1,250        1,138         .14
McDermott Inc. 9.375% 2002                                      2,000        2,103         .26
Merita Bank Ltd. 6.50% 2006                                     3,000        2,801         .35
Ontario (Province of):
 7.75% 2002                                                     2,000        2,087         .26
 7.375% 2003                                                    5,000        5,112         .63
 7.00% 2005                                                     3,750        3,722         .46
Parker & Parsley Petroleum Co.
 8.25% 2007                                                     2,000        2,094         .26
Philips Electronics NV 7.20% 2026                               3,500        3,480         .43
Poland (Republic of) Past Due Interest Bonds:
 Bearer shares 3.75% 2014/4/                                   17,000       13,473        1.66
 Registered shares 3.75% 2014/4/                                2,000        1,585         .20
Quebec (Province of):
 8.625% 2005                                                    1,250        1,347         .17
 7.50% 2023                                                     3,500        3,353         .41
Reliance Industries Ltd.8.125% 2005                               500          485         .06
Skandinaviska Enskilda Banken
 6.875% 2009                                                    1,000          940         .12
Slovenia (Republic of) 7.00% 2001/3/                            7,000        7,000         .86
UCFC Acceptance Corp. pass-through
 certificates, Series 1996-B1, Class A3
 7.30% 2013                                                     3,000        3,026         .37
United Mexican States Government
 7.6875% 20013,4                                                4,000        4,006         .49
United States Treasury:
 5.375% 1998                                                    3,000        2,968         .37
 5.875% 1998                                                   14,250       14,219        1.75
 8.25% 1998                                                     1,250        1,295         .16
 6.375% 1999                                                   26,000       26,089        3.22
 8.875% 1999                                                   11,000       11,639        1.43
 6.75% 2000                                                     6,675        6,752         .83
 8.50% 2000                                                     1,250        1,343         .17
 6.50% 2001                                                       250          250         .03
 6.625% 2001                                                    1,000        1,006         .12
 7.50% 2001                                                     8,000        8,346        1.03
 7.75% 2001                                                     2,250        2,361         .29
 8.00% 2001                                                    11,000       11,670        1.44
 6.375% 2002                                                   18,600       18,472        2.28
 5.75% 2003                                                       510          487         .06
 6.25% 2003                                                     2,250        2,214         .27
 7.25% 2004                                                     5,750        5,957         .73
 11.625% 2004                                                  14,750       19,258        2.38
 6.50% 2005                                                       250          247         .03
 10.375% 2009                                                   1,000        1,220         .15
Woolworth Corp., Series A:
 7.00% 2000                                                     1,000          989         .12
 6.98% 2001                                                     3,000        2,940         .36
                                                                         --------     --------
                                                                           275,342       33.96
                                                                         --------     --------
Total Bonds & Notes (cost:
 $716,630,000)                                                             730,290       90.07
                                                                         --------     --------

Short-Term Securities
Corporate Short-Term Notes
Daimler-Benz North America Corp.
 5.39% due 11/15/96                                            10,000        9,931        1.22
Ford Credit Europe PLC
 5.33% due 10/22/96                                            11,300       11,263        1.39
Halifax Building Society
 5.34% due 11/14/96                                            11,500       11,423        1.41
Sandoz Corp.:
 5.34% due 10/31/96                                             8,700        8,660        1.07
 5.38% due 11/7/96                                             10,200       10,142        1.25
Toyota Motor Credit Corp.:
 5.28% due 10/15/96                                             6,200        6,186         .76
 5.35% due 12/16/96                                             5,800        5,734         .71
                                                                         --------     --------
                                                                            63,339        7.81
                                                                         --------     --------

Non-U.S. Currency Deposits:
 British Pound Sterling                                     47Pounds            74         .01
 Deutsche Mark                                                 DM184           121         .02
 Italian Lira                                              Lr551,983           362         .04
                                                                         --------     --------
                                                                               557         .07
                                                                         --------     --------

Total Short-Term Securities (cost:
 $63,881,000)                                                               63,896        7.88
                                                                         --------     --------
Total Investment Securities (cost:
 $780,511,000)                                                             794,186       97.95

Excess of cash and receivables over
 payables                                                                   16,653        2.05
                                                                         --------     --------
Net Assets                                                                $810,839      100.00%
                                                                         ========     ========

/1/ Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.
/2/ Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of this security is shorter than the stated maturity.
/3/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
/4/ Coupon rates may change periodically.


See Notes to Financial Statements

Capital World Bond Fund
Financial Statements
Statement of Assets and Liabilities
at September 30, 1996      (dollars in thousands)

Assets:
Investment securities at market
 (cost: $780,511)                                            $794,186
Cash                                                              228
Receivables for-
 Sales of investments                               $6,052
 Sales of fund's shares                              2,016
 Accrued interest                                   19,797     27,865
                                                 ---------  ---------
                                                              822,279
Liabilities:
Payables for-
 Purchases of investments                            9,068
 Repurchases of fund's shares                        1,447
 Forward  currency contracts - net                     320
 Management services                                   435
 Accrued Expenses                                      170     11,440
                                                 ---------  ---------
Net Assets at September 30, 1996-
 Equivalent to $16.86 per share on
 48,105,799 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 200,000,000 shares)                         $810,839
                                                            =========

Statement of Operations
for the year ended September 30, 1996

                          (dollars in thousands)
Investment Income:
Income:
 Interest                                                     $51,770

Expenses:
 Management services fee                            $4,847
 Distribution expenses                               1,746
 Transfer agent fee                                    608
 Reports to shareholders                               114
 Registration statement and prospectus                 106
 Postage, stationery and supplies                      121
 Directors' fees                                        16
 Auditing and legal fees                                44
 Custodian fee                                         217
 Taxes other than federal income tax                    18
 Other expenses                                         11      7,848
                                                 ---------  ---------
 Net investment income                                         43,922
                                                            ---------
Realized Gain and Unrealized Depreciation on Investments:
Net realized gain                                              20,877
Net unrealized (depreciation)
 appreciation on:
 investments                                       (11,452)
 Open forward currency contracts                         7
                                                 ---------
  Net unrealized depreciation                                 (11,445)
                                                            ---------
 Net realized gain and unrealized
  depreciation on investments                                   9,432
                                                            ---------
Net Increase in Net Assets Resulting
 from Operations                                              $53,354
                                                            =========

Statement of Changes in Net Assets
(dollars in thousands)
                                                 Year endedSeptember 30

                                                       1996       1995
                                                 ---------  ---------
Operations:
Net investment income                              $43,922    $40,840
Net realized gain on investments                    20,877      3,523
Net unrealized (depreciation) appreciation
 on investments                                    (11,445)    52,599
                                                 ---------  ---------
 Net increase in net
  assets resulting from operations                  53,354     96,962
                                                 ---------  ---------
Dividends Paid to Shareholders                     (51,067)   (43,886)
                                                 ---------  ---------

Capital Share Transactions:
Proceeds from shares sold:
 17,575,138 and 12,188,125
 shares, respectively                              296,074    198,146
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 2,527,117 and 2,348,338 shares, respectively       42,286     37,011
Cost of shares repurchased:
 10,834,133 and 13,243,810
 shares, respectively                             (182,595)  (211,052)
                                                 ---------  ---------
 Net increase in net assets
  resulting from capital share
  transactions                                     155,765     24,105
                                                 ---------  ---------
Total Increase in Net Assets                       158,052     77,181
Net Assets:
Beginning of year                                  652,787    575,606
                                                 ---------  ---------
End of year (including undistributed
 net investment income: $8,786 and
 $11,346, respectively)                           $810,839   $652,787
                                                 =========  =========


See Notes to Financial Statements

Notes to Financial Statements

1. Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks long-term total return, consistent with prudent management, by investing in quality fixed-income securities issued by major governments and corporations all over the world, including the United States. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. The value of each security denominated in a currencey other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate provided by a pricing service in accordance with procedures established by the fund's officers. Short-term securities with more than 60 days remaining to maturity, including forward currency contracts, are valued at the mean of their representative quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Directors or a committee thereof. Short-term securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

     Investment securities, and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities and income are calculated using the prevailing exchange rate. The effect of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     Pursuant to the custodian agreement, the fund receives credit against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $217,000 includes $13,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1996, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $13,675,000, of which $19,001,000 related to appreciated securities and $5,326,000 related to depreciated securities. During the year ended September 30, 1996, the fund realized, on a tax basis, a net capital gain of $11,828,000 on security transactions. Net gains related to non-U.S. currency transactions of $9,049,000 are reported as ordinary income for federal income tax purposes. Dividends paid to shareholders included $4,585,000 of non-U.S. currency gains treated as income dividends for tax purposes. The fund has available at September 30, 1996 a net capital loss carryforward totaling $5,687,000 which may be used to offset capital gains realized during subsequent years through 2004 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $780,511,000 at September 30, 1996.

3. The fee of $4,847,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.70% of the first $500 million of average net assets; 0.60% of such assets in excess of $500 million but not exceeding $1 billion; and 0.50% of such assets in excess of $1 billion.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1996, distribution expenses under the Plan were $1,746,000. As of September 30, 1996, accrued and unpaid distribution expenses were $111,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $608,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $707,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1996, aggregate amounts deferred and earnings thereon were $25,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of September 30, 1996, accumulated undistributed net realized loss on investments was $5,687,000 and paid-in capital was $774,729,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $729,188,000 and $598,413,000, respectively, during the year ended September 30, 1996.

     The fund purchases and sells forward currency contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The contracts are recorded in the statement of assets and liabilities at their net unrealized value; the fund's maximum potential liability in these contracts is equal to the full contract amounts. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in foreign exchange rates and securities values underlying these instruments. At September 30, 1996, the fund had outstanding forward currency contracts to purchase and sell non-U.S. currencies as follows:

                                                                            U.S.               Valuation
             Non-U.S.             Contract               Amount
             Currency             -------------------    -------------                         Unrealized
            Contracts             Non-U.S.               U.S.               Amount             (Depreciation)
                                                                                               Appreciation
--------------------------        ---------------------  -----------------  -----------------  -------------------
Sales:
 British Pounds
  expiring 11/5/96                1,930,000Pound         $3,000,000         $3,018,000         $(18,000)
 Danish Kroner
  expiring 11/5/96 to
  1/10/97                         DKr62,243,000          10,928,000         10,662,000         266,000
 German Marks
  expiring 10/15/96  to
  3/19/97                         DM95,482,000           63,892,000         62,663,000         1,229,000
 Netherlands
 Guilders
  expiring 11/5/96                NLG6,855,000           4,146,000          4,016,000          130,000
 New Zealand Dollars
 expiring 11/13/96                NZ$2,522,000           1,700,000          1,754,000          (54,000)
 Portugese Escudos
  expiring 12/19/96               PTE317,595,000         2,051,000          2,040,000          11,000
 Swiss Francs
  expiring 11/7/96                CHF4,130,000           3,437,000          3,305,000          132,000
                                                                                               -------------------
                                                                                               1,696,000
                                                                                               -------------------

Purchases:
 Australian Dollars
  expiring 11/13 to
  2/24/97                         A$19,978,000           $15,689,000        $ 15,764,000       75,000
 Canadian Dollars
  expiring 11/7/96 to
  3/10/97                         C$19,038,000           13,994,000         14,054,000         60,000
 Italian Lire
  expiring 11/08/96 to
  12/19/96                        Lr2,129,101,000        2,389,000          2,384,000          (5,000)
 Japanese Yen
  expiring 10/22/96  to
  4/2/97                          5,819,008,000Yen       60,437,000         58,291,000         (2,146,000)
                                                                                               -------------------
                                                                                               (2,016,000)
                                                                                               -------------------

Forward currency contracts - net                                                               $    (320,000)
                                                                                               ============

Per-Share Data and Ratios
                                                               Year         Ended     Septem      ber 30
                                                               1996         1995      1994        1993        1992
Net Asset Value, Beginning of Year                             $16.81       $15.33    $16.48      $15.95      $15.60
                                                               ------       -----     -----       ----        -----
 Income From Investment Operations:
  Net investment income                                        1.09         1.09      1.05        .91         1.03
  Net realized and unrealized gain(loss)
   on investments                                              .16          1.57      (1.14)      .65         .40
                                                               ------       ----      -----       ----        ----
   Total income from investment operations                     1.25         2.66      (.09)       1.56        1.43
                                                               ------       -----     -----       ----        ---
 Less Distributions:
  Dividends from net investment income                         (1.20)/1/    (1.18)    (.94)/1/    (.84)/1/    (1.01)/1/
  Distributions from net realized gains                        -            -         (.12)       (.19)       (.07)
                                                               -------      -----     -----       ----        ----
   Total distributions                                         (1.20)       (1.18)    (1.06)      (1.03)      (1.08)
                                                               ------       -----     -----       ----        -----
Net Asset Value, End of Year                                   $16.86       $16.81    $14.27      $15.45      $15.95
                                                               ======       ======    =====       =====       =====

Total Return/2/                                                7.67%        18.10%    (.62)%      10.40%      9.46%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                         $811         $653      $576        $450        $224
 Ratio of expenses to average net assets                       1.09%        1.12%     1.11%       1.19%       1.38%
 Ratio of net income to average net assets                     6.07%        6.83%     6.88%       6.25%       6.88%

 Portfolio turnover rate                                       91.27%       104.96%   77.04%      27.95%      95.11%


/1/Amount includes realized non-U.S.currency gains of 12 cents, 4 cents, 3 cents and 7 cents for the years ended 1996, 1994, 1993 and 1992, respectively, treated as net investment income for federal income tax purposes.

/2/Calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.

Independent Auditors' Report

To the Board of Directors and Shareholders of Capital World Bond Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund, Inc. (the "Fund"), including the schedule of portfolio investments, as of September 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for
each of the five years in the period then ended.   These financial statements
and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of Capital World Bond Fund, Inc. at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Los Angeles, California
October 29, 1996

1996 TAX INFORMATION (unaudited)

     We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax statuse of distributions.

     Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 7% of the dividends paid by the fund from net investment income was derived from interest on direct U.S.Treasury obligations.

     Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT A CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1997 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1996 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                    PART C
                         CAPITAL WORLD BOND FUND, INC.
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:

 Included in Prospectus - Part A
  Financial Highlights

 Included in Statement of Additional Information
  Investment Portfolio                     Notes to Financial Statements
  Statement of Assets and Liabilities      Selected Per-Share Data and Ratios
  Statement of Operations                  Independent Auditors Report
  Statement of Changes in Net Assets

(B) EXHIBITS:

 1. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 1 filed 6/10/87).

 2. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 2 filed 7/31/87).

 3. None.

 4. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 2 filed 7/31/87).

 5. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 1 filed 6/10/87).

 6. On file (see SEC file no. 33-12447, Post-Eff Amndmnt No. 10 filed 11/19/93.

 7. None.

 8. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 1 filed 6/10/87).

 9. On file (see SEC file No. 33-12447, Post-Effective Amendment No. 13 filed 11/24/95)

10. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 2 filed 7/31/87).

11. Consent of Independent Auditors

12. None.

13. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 2 filed 7/31/87).

14. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 1 filed 6/10/87).

15. On file (see SEC file no. 33-12447, Pre-Eff Amndmnt No. 1 filed 6/10/87).

16. On file (see SEC file No. 33-12447, Post-Effective Amendment No. 13 filed 11/24/95)

17. Financial data schedule (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
As of September 30, 1996

                         Number of
Title of Class           Record Holders

Capital Stock             40,775
($0.01 par value)

ITEM 27. INDEMNIFICATION.

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VIII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (2) its officers to the same extent it shall indemnify its directors; and (3) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of that fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

 Subsection (c) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgement in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless and only to the extent that a court of equity or the court in which such action or suit was brought shall determine that despite the adjudication of liability such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

 Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in subsections (b) and (c) or in the defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith; that indemnification provided for by Section 2-418 shall not be deemed exclusive of any other rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation, or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under Section 2-418.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

 None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B) (1)                                 (2)                           (3)

      NAME AND PRINCIPAL            POSITIONS AND OFFICES         POSITIONS AND OFFICES
      BUSINESS ADDRESS              WITH UNDERWRITER              WITH REGISTRANT

      David L. Abzug                 Regional Vice President      None
      5657 Lemona Avenue
      Van Nuys, CA 91411

      John A. Agar                  Regional Vice President       None
      1501 N. University, Suite 227A
      Little Rock, AR 72207

      Robert B. Aprison              Vice President               None
      2983 Bryn Wood Drive
      Madison, WI  53711
S     Richard Armstrong             Assistant Vice President      None

L     William W. Bagnard            Vice President                None

      Steven L. Barnes              Senior Vice President         None
      8000 Town Line Avenue South
      Suite 204
      Minneapolis, MN 55438

      Michelle A. Bergeron           Vice President               None
      4160 Gateswalk Drive
      Smyrna, GA 30080

      Joseph T. Blair               Senior Vice President         None
      27 Drumlin Road
      West Simsbury, CT  06092

      John A. Blanchard             Regional Vice President       None
      6421 Aberdeen Road
      Mission Hills, KS 66208

      Ian B. Bodell                  Senior Vice President        None
      3100 West End Avenue, Suite 870
      Nashville, TN  37215

      Michael L. Brethower          Vice President                None
      108 Hagen Court
      Georgetown, TX  78628

      C. Alan Brown                 Regional Vice President       None
      4619 McPherson Avenue
      St. Louis, MO  63108

L     Daniel C. Brown               Sr. Vice President            None

H     J. Peter Burns                Vice President                None

      Brian C. Casey                Regional Vice President       None
      9508 Cable Drive
      Kensington, MD  20895

      Victor C. Cassato             Vice President                None
      609 W. Littleton, Blvd., Suite 310
      Littleton, CO  80120

      Christopher J. Cassin          Senior Vice President        None
      111 W. Chicago Avenue, Suite G3
      Hinsdale, IL 60521

      Denise M. Cassin              Regional Vice President       None
      1301 Stoney Creek Drive
      San Ramon, CA 94538

L     Larry P. Clemmensen           Director,                     None

L     Kevin G. Clifford             Director, Senior Vice President    None

      Ruth M. Collier               Vice President                None
      145 West 67th St. Ste. 12K
      New York, NY  10023

      Thomas E. Cournoyer           Vice President                None
      2333 Granada Boulevard
      Coral Gables, FL  33134

      Douglas A. Critchell          Vice President                None
      4116 Woodbine Street
      Chevy Chase, MD 20815

L     Carl D. Cutting               Vice President                None

      Dan J. Delianedis             Regional Vice President       None
      8689 Braxton Drive
      Eden Prairie, MN 55347

      Michael A. Dilella            Vice President                None
      P. O. Box 661
      Ramsey, NJ  07446

      G. Michael Dill               Senior Vice President         None
      505 E. Main Street
      Jenks, OK 74037

      Kirk D. Dodge                  Vice President               None
      3034 Parkridge Drive
      Ann Arbor, MI  48103

      Peter J. Doran                Senior Vice President         None
      1205 Franklin Avenue
      Garden City, NY  11530

L     Michael J. Downer             Secretary                     Vice President

      Robert W. Durbin              Vice President                None
      74 Sunny Lane
      Tiffin, OH  44883

I     Lloyd G. Edwards              Vice President                None

L     Paul H. Fieberg               Senior Vice President         None

      John Fodor                    Regional Vice President       None
      15 Latisquama Road
      Southborough, MA 01772

L     Mark P. Freeman, Jr.          Director, President           None

      Clyde E. Gardner              Senior Vice President         None
      Route 2, Box 3162
      Osage Beach, MO  65065

B     Evelyn K. Glassford           Vice President                None

      Jeffrey J. Greiner            Regional Vice President       None
      5898 Heather Glen Court
      Dublin, OH  43017

      David E. Harper               Senior Vice President         None
      R.D., 1 Box 210, Rte 519
      Frenchtown, NJ  08825

      Ronald R. Hulsey               Vice President               None
      6744 Avalon
      Dallas, TX  75214

      Robert S. Irish               Regional Vice President       None
      1225 Vista Del Mar Drive
      Delray Beach, FL 33483

L     Robert L. Johansen            Vice President, Controller    None

      Michael J. Johnston           Chairman of the Board         None
      630 Fifth Avenue, 36th Floor
      New York, NY 10111-0121

      V. John Kriss                 Senior Vice President         None
      P. O. Box 247
      Surfside, CA 90743


      Arthur J. Levine              Vice President                None
      12558 Highlands Place
      Fishers, IN  46038

B     Karl A. Lewis                 Assistant Vice President      None

      T. Blake Liberty              Regional Vice President       None
      1940 Blake St., Suite 303
      Denver, CO 80202

L     Lorin E. Liesy                Assistant Vice President      None

L     Susan G. Lindgren             Vice President - Institutional
                                    Investment Services

S     Stella Lopez                  Vice President                None

LW    Robert W. Lovelace            Director                      None

      Steve A. Malbasa              Regional Vice President       None
      13405 Lake Shore Blvd.
      Cleveland, OH  44110

      Steven M. Markel              Vice President                None
      5241 South Race Street
      Littleton, CO  90121

L     John C. Massar                Director, Senior Vice President   None

L     E. Lee McClennahan            Senior Vice President         None

      Laurie B. McCurdy             Regional Vice President       None
      3500 West Camino de Urania
      Tucson, AZ 85741

S     John V. McLaughlin            Senior Vice President         None

      Terry W. McNabb               Vice President                None
      2002 Barrett Station Road
      St. Louis, MO  63131

L     R. William Melinat            Vice President - Institutional   None
                                    Investment Services Division

      David R. Murray                Vice President               None
      25701 S.E. 32nd Place
      Issaquah, WA  98027

      Stephen S. Nelson             Vice President                None
      7215 Trevor Court
      Charlotte, NC  28226

      William E. Noe                Regional Vice President       None
      304 River Oaks Road
      Brentwood, TN 37027

      Peter A. Nyhus                Regional Vice President       None
      3084 Wilds Ridge Court
      Prior Lake, MN 55372

      Eric P. Olson                 Regional Vice President       None
      62 Park Drive
      Glenview, IL 60025

      Fredric Phillips               Vice President               None
      32 Ridge Avenue
      Newton Centre, MA  02159

B     Candance D. Pilgrim           Assistant Vice President      None

      Carl S. Platou                Regional Vice President       None
      4021 96th Avenue, S.E.
      Mercer Island, WA 98040
L     John O. Post                  Vice President                None

      Steven J. Reitman             Vice President                None
      212 The Lane
      Hinsdale, IL  60521

      Brian A. Roberts              Regional Vice President       None
      12025 Delmahoy Drive
      Charlotte, NC  28277

      George S. Ross                Vice President                None
      55 Madison Avenue
      Morristown, NJ  07962

L     Julie D. Roth                 Vice President                None

L     James R. Rothenberg           Director                      None

      Douglas F. Rowe               Regional Vice President       None
      30309 Oak Tree Drive
      Georgetown, TX 78628


      Christopher Rowey             Regional Vice President       None
      9417 Beverlywood Street
      Los Angeles, CA 90034

      Dean B. Rydquist              Vice President                None
      1080 Bay Point Crossing
      Alpharetta, GA 30202

      Richard R. Samson             Vice President                None
      4604 Glencoe Avenue, No. 4
      Marina del Rey, CA  90292

      Joseph D. Scarpitti           Regional Vice President       None
      31465 St. Andrews
      Westlake, OH 44145

L     Daniel B. Seivert             Assistant Vice President      None

L     R. Michael Shanahan           Director                      None

      David W. Short                Director, Senior Vice President   None
      1000 RIDC Plaza, Suite 212
      Pittsburgh, PA  15238

      William P. Simon, Jr.         Vice President                None
      554 Canterbury Lane
      Berwyn, PA  19312

*L    John C. Smith                 Vice President - Institutional   None
                                    Investment Services Division

L     Mary E. Smith                 Assistant Vice President -    None
                                    Institutional Investment Services Division

      Rodney G. Smith                Vice President               None
      100 N. Central Expressway, Suite 1214
      Richardson, TX  75080

      Nicholas D. Spadaccini        Regional Vice President       None
      855 Markley Woods Way
      Cincinnati, OH 45230

      Daniel S. Spradling           Senior Vice President         None
      #4 West Fourth Avenue, Suite 406
      San Mateo, CA  94402

      Thomas A. Stout               Regional Vice President       None
      12913 Kendale Lane
      Bowie, MD 20715

      Craig R. Strauser             Regional Vice President       None
      17040 Summer Place
      Lake Oswego, OR 97035

      Francis N. Strazzeri          Regional Vice President       None
      31641 Saddletree Drive
      Westlake Village, CA 91361

L     Drew Taylor                   Assistant Vice President      None

S     James P. Toomey               Assistant Vice President      None

I     Christopher E. Trede          Assistant Vice President      None

      George F. Truesdail           Vice President                None
      400 Abbotsford Court
      Charlotte, NC  28270

      Scott W. Ursin-Smith          Regional Vice President       None
      606 Glenwood Avenue
      Mill Valley, CA  94941

L     David M. Ward                 Assistant Vice President -    None
                                    Institutional Investment
                                    Services Division

      Thomas E. Warren              Regional Vice President       None
      4001 Crockers Lake Blvd., #1012
      Sarasota, FL  34242

L     J. Kelly Webb                 Senior Vice President, Treasurer   None

      Gregory J. Weimer              Vice President               None
      125 Surrey Drive
      Canonsburg, PA  15317

B     Timothy W. Weiss              Director                      None

SF    N. Dexter Williams            Vice President                None

      Timothy J. Wilson             Regional Vice President       None
      113 Farmview Place
      Venetia, PA  15367

B     Laura L. Wimberly             Assistant Vice President      None

H     Marshall D. Wingo             Director, Senior Vice President   None

L     Robert L. Winston             Director, Senior Vice President   None

      William R. Yost               Regional Vice President       None
      9320 Overlook Trail
      Eden Prairie, MN 55347

      Janet M. Young                Regional Vice President       None
      1616 Vermont
      Houston, TX  77006

      Scott D. Zambon               Regional Vice President       None
      209 Robinson Drive
      Tustin Ranch, CA 92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

SF Business Address, , One Market Plaza, Steuart Towers, Suite 1800, San Francisco, CA 94111

B Business Address, 135 South State College Boulevard, Brea, CA  92821

S Business Address, 8000 IH-10, Suite 1400, San Antonio, TX  78230

H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640, and 5300 Robin Hood Road, Norfolk, VA 23514.

  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.

  None.

ITEM 32. UNDERTAKINGS.

  (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 20th day of January, 1997.
                                   CAPITAL WORLD BOND FUND, INC.
                                   By /s/ Paul G. Haaga, Jr.
                                   (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on January 20, 1997, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE

(1)      Principal Executive Officer:

         /s/ Abner D. Goldstine                         President and Director
         (Abner D. Goldstine)

(2)      Principal Financial Officer and Principal Accounting Officer:

         /s/ Anthony W. Hynes, Jr.                      Treasurer
         (Anthony W. Hynes, Jr.)

(3)      Directors:
         H. Frederick Christie*                         Director
         Don R. Conlan*/1/                              Director
         Diane C. Creel*                                Director
         Martin Fenton, Jr.*                            Director
         Leonard R. Fuller*                             Director

         /s/ Abner D. Goldstine                         President and Director
         (Abner D. Goldstine)

         Herbert Hoover III*                            Director
         Richard G. Newman*                             Director
         Peter C. Valli*                                Director

/1/ Power of Attorney attached hereto.

*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

                               POWER OF ATTORNEY

 I, Don R. Conlan, the undersigned Director of Capital World Bond Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of Capital World Bond Fund, Inc. do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Mary C. Hall, Anthony W. Hynes, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of Capital World Bond Fund, Inc., File No. 33-12447, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 16th day of January, 1997.

                                            Don R. Conlan, Director